Expense Example, No Redemption	Jun. 30, 2025 USD ($)
Hoya Capital Housing ETF | Hoya Capital Housing ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 31
Expense Example, No Redemption, 3 Years	97
Expense Example, No Redemption, 5 Years	169
Expense Example, No Redemption, 10 Years	381
Hoya Capital High Dividend Yield ETF | Hoya Capital High Dividend Yield ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	$ 628